UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-84
State Street Research Master Investment Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, MA		02111
(Address of principal executive offices)		(Zip code)
Richard S. Davis, President and Chief Executive Officer State Street Research One Financial Center, Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-357-1200

Date of fiscal year end:	12/31

Date of reporting period:	7/1/04 - 9/30/04

Item 1:  Schedule of Investments

State Street Research Investment Trust

Portfolio Holdings September 30, 2004 (Unaudited)

Issuer	Shares	Value

Common Stocks 97.0%

Consumer Discretionary 16.5%

Casinos/Gambling, Hotel/Motel 1.0%
International Game Technology Inc.	401,800	$14,444,710

Communications, Media & Entertainment 3.2%
DirecTV Group Inc. *	898,316	15,801,379
Time Warner Inc.*	1,377,400	22,231,236
Walt Disney Co.	305,000	6,877,750
		44,910,365

Consumer Electronics 1.4%
Yahoo! Inc.*	577,700	19,589,807

Printing & Publishing 1.6%
News Corp. Ltd. ADR	678,600	22,305,582

Restaurants 1.5%
McDonald’s Corp.	718,200	20,131,146

Retail 6.8%
Circuit City Stores Inc.	767,100	11,767,314
Home Depot Inc.	568,950	22,302,840
Kohl’s Corp.*	202,800	9,772,932
Petsmart Inc.	303,400	8,613,526
Staples Inc.	544,300	16,231,026
Target Corp.	578,900	26,195,225
		94,882,863

Shoes 1.0%
Nike Inc. Cl. B	176,800	13,931,840
Total Consumer Discretionary		230,196,313

Consumer Staples 5.7%

Beverages 0.6%
PepsiCo Inc.	180,700	8,871,562

Drug & Grocery Store Chains 1.3%
CVS Corp.	438,400	18,469,792

Foods 0.9%
Kellogg Co.	302,100	12,887,586

Household Products 1.7%
Procter & Gamble Co.	425,500	23,028,060

Tobacco 1.2%
Altria Group Inc.	362,600	17,056,704
Total Consumer Staples		80,313,704

Financial Services 22.1%

Banks & Savings & Loan 5.5%
Bank of America Corp.	562,500	24,373,125
Goldman Sachs Group Inc.	185,500	17,296,020
JPMorgan Chase & Co.	495,900	19,702,107
North Fork Bancorp. Inc.	348,300	15,481,935
		76,853,187

Financial Data Processing Services & Systems 1.4%
First Data Corp.	430,300	18,718,050

Insurance 3.7%
Allstate Corp.	147,800	7,092,922
American International Group Inc.	509,451	34,637,574
Prudential Financial Inc.	221,000	10,395,840
		52,126,336

Miscellaneous Financial 7.7%
Ambac Financial Group Inc.	218,300	17,453,085
American Express Co.	291,200	14,985,152
CIT Group Inc.	373,700	13,972,643
Citigroup Inc.	639,300	28,205,916
SLM Corp.	431,400	19,240,440
Willis Group Holdings Ltd.	360,831	13,495,079
		107,352,315

Securities Brokerage & Services 3.8%
Countrywide Financial Corp.	338,500	13,333,515
Franklin Resources Inc.	387,950	21,632,092
Lehman Brothers Holdings Inc.	229,600	18,303,712
		53,269,319
Total Financial Services		308,319,207

Issuer	Shares	Value

Health Care 13.1%

Drugs & Biotechnology 9.1%
Amgen Inc.*	243,500	13,801,580
Baxter International Inc.	518,500	16,674,960
Johnson & Johnson Inc.	267,000	15,040,110
Novartis AG ADR	853,600	39,837,512
Pfizer Inc.	888,525	27,188,865
Wyeth	380,700	14,238,180
		126,781,207

Health Care Services 2.8%
Aetna Inc.	72,800	7,274,904
Caremark Rx Inc.*	799,100	25,627,137
UnitedHealth Group Inc.	85,000	6,267,900
		39,169,941

Hospital Supply 1.2%
Guidant Corp.	268,000	17,698,720
Total Health Care		183,649,868

Integrated Oils 2.6%

Integrated International 2.6%
Exxon Mobil Corp.	615,800	29,761,614
Total Fina SA ADR	70,100	7,162,117
Total Integrated Oils		36,923,731

Materials & Processing 8.2%

Agriculture 1.6%
Monsanto Co.	604,000	21,997,680

Chemicals 3.5%
Dow Chemical Co.	339,100	15,320,538
Praxair Inc.	433,900	18,544,886
Sherwin Williams Co.	360,400	15,843,184
		49,708,608

Diversified Manufacturing 0.2%
Ashland Inc.	38,800	2,175,904

Forest Products 1.1%
Weyerhaeuser Co.	221,900	14,751,912

Gold & Precious Metals 0.9%
Newmont Mining Corp.	288,380	13,129,941

Paper & Forest Products 0.9%
International Paper Co.	325,700	13,161,537
Total Materials & Processing		114,925,582

Other 7.4%

Multi-Sector 7.4%
General Electric Co.	1,366,300	45,880,354
ITT Industries Inc.	240,300	19,221,597
Tyco International Ltd.	1,257,000	38,539,620
Total Other		103,641,571

Other Energy 5.1%

Miscellaneous Energy 1.3%
Consol Energy Inc.	205,400	7,166,406
Peabody Energy Corp.	167,600	9,972,200
		17,138,606

Oil & Gas Producers 2.2%
EOG Resources Inc.	344,400	22,678,740
Newfield Exploration Co.*	135,300	8,285,772
		30,964,512

Oil Well Equipment & Services 1.6%
Nabors Industries Ltd*	323,800	15,331,930
Schlumberger Ltd.	107,100	7,208,901
		22,540,831
Total Other Energy		70,643,949

Producer Durables 0.4%

Homebuilding 0.4%
Pulte Corp.	89,000	5,461,930
Total Producer Durables		5,461,930

Technology 11.4%

Communications Technology 2.0%
Cisco Systems Inc.*	960,700	17,388,670
Motorola Inc.	625,200	11,278,608
		28,667,278

Computer Software 5.1%
Microsoft Corp.	1,754,700	48,517,455
Oracle Systems Corp.*	1,994,000	22,492,320
		71,009,775

Issuer	Shares	Value

Computer Technology 1.0%
International Business Machines Corp.	165,500	14,189,970

Electronics 2.6%
General Dynamics Corp.	204,000	20,828,400
Raytheon Co.	416,100	15,803,478
		36,631,878

Electronics: Semiconductors/Components 0.7%
Intel Corp.	321,600	6,451,296
Taiwan Semiconductor Manufacturing Co. Ltd.	379,965	2,712,950
		9,164,246
Total Technology		159,663,147

Utilities 4.5%

Cable Television & Radio 0.7%
Comcast Corp. Cl. A Spl.*	372,700	10,405,784

Telecommunications 3.8%
Nextel Communications Inc. Cl. A*	476,300	11,354,992
Sprint Corp.	712,200	14,336,586
Verizon Communications Inc.	348,000	13,704,240
Vodafone Group plc ADR	538,100	12,973,591
		52,369,409
Total Utilities		62,775,193
Total Common Stocks (Cost $1,056,493,137)		1,356,514,195

Coupon Rate	Principal Amount	Maturity Date	Value
Commercial Paper 2.9%
General Electric Capital Corp., 1.70%	$10,000,000	10/04/2004	9,998,583
UBS Finance Inc., 1.88%	7,213,000	10/01/2004	7,213,000
UBS Finance Inc., 1.76%	5,272,000	10/05/2004	5,270,969
UBS Finance Inc., 1.76%	18,708,000	10/06/2004	18,703,427
Total Commercial Paper (Cost $41,185,979)			41,185,979

Issuer	Shares	Value
Short-Term Investments 6.1%
State Street Navigator Securities Lending Prime Portfolio	84,954,867	84,954,867

	% of Net Assets
Summary of Portfolio Assets

Investments (Cost $1,182,633,983)	106.0%	$1,482,655,041

Cash and Other Assets, Less Liabilities	(6.0)%	(84,197,130)

Net Assets	100.0%	$1,398,457,911

KEY TO SYMBOLS

*              Denotes a security which has not paid a dividend during the last year.

ADR       Stands for American Depositary Receipt, representing ownership of foreign securities.

Item 2: Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registant’s internal control over financial reporting.

Item 3. Exhibits

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

State Street Research Master Investment Trust Certification

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Research Master Investment Trust

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard S. Davis

Richard S. Davis President, Chairman and Chief Executive Officer

Date: November 29, 2004

By	/s/ Douglas A. Romich

Douglas A. Romich Treasurer, Principal Financial Officer

Date: November 29, 2004